Common Stock (Details) - Blade Therapeutics, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Common Stock (Details) [Line Items]
Shares exercisable	50.00%
Excess amount percentage		150.00%
Excess amount holder divided (in Dollars)	$ 1,141